DEBT - Future Minimum Principal Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt	$ 12,628	$ 13,684	$ 6,351
Convertible Debt
Debt Instrument [Line Items]
2023	965
2024	2,425
Total	3,390
Less: deemed fair value ascribed to conversion feature and warrants	(1,523)	(1,523)
Plus: accretion of implied interest	990	705
Total debt	2,857	2,572
Debenture
Debt Instrument [Line Items]
2025	11,000
Total	11,000
Less: deemed fair value ascribed to conversion feature and warrants	(1,204)	(1,204)
Plus: accretion of implied interest	402
Less: net debt issuance costs	(427)	(547)
Total debt	$ 9,771	$ 9,425